Note 14 - Employee Benefit Plans (Details) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Disclosure Text Block Supplement [Abstract]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent		75.00%
Defined Benefit Plan, Funded Percentage	86.72%	86.72%	73.46%
Multiemployer Plans, Plan Contributions				$ 299,700,000	$ 203,600,000
Percent of Total Contributions to Plan		5.00%
Pension Expense		566,000	630,000
Pension and Other Postretirement Benefit Contributions	$ 441,000	$ 991,000	$ 139,000